RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)					6 Months Ended	12 Months Ended
	Aug. 27, 2021	Jul. 01, 2020	May 07, 2020	Sep. 13, 2017	Nov. 30, 2021	May 31, 2021	May 31, 2020	May 12, 2020
Related Party Transaction [Line Items]
Proceeds from Issuance of Private Placement						$ 500,000	$ 87,700
William H Herrmann [Member] | Restricted Stock [Member]
Related Party Transaction [Line Items]
Sale of Stock, Price Per Share			$ 8.72
Stock Issued During Period, Shares, Restricted Stock Award, Gross			2,867
Stock Issued During Period, Value, Restricted Stock Award, Gross			$ 25,000
Laila Cavalcanti Loss [Member]
Related Party Transaction [Line Items]
Monthly payments	$ 2,500
Monthly equity awards	250
[custom:AccruedAmountForStockPayment]	$ 25,000
Accurued shares	375	5,625			375
Kaplan Promissory Note [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount								$ 45,000
Kaplan Promissory Note [Member] | Jed Kaplan [Member]
Related Party Transaction [Line Items]
Debt Instrument, Face Amount							$ 64,728	$ 90,000
Equity Method Investment, Ownership Percentage						10.00%		5.00%
I A M Capital Partners L L C [Member]
Related Party Transaction [Line Items]
Number of shares agreed to be purchased under commitment						3,281
Private Placement [Member]
Related Party Transaction [Line Items]
Sale of Stock, Number of Shares Issued in Transaction				875		31,812
Sale of Stock, Price Per Share						$ 80.00
Proceeds from Issuance of Private Placement						$ 2,545,000
Private Placement [Member] | I A M Capital Partners L L C [Member]
Related Party Transaction [Line Items]
Sale of Stock, Number of Shares Issued in Transaction				7,000
Sale of Stock, Price Per Share				$ 80.00